5. Derivative Liability (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative liability, Beginning balance	$ 356,554
Change in fair value	4,959,062	$ (50,237)
Derivative liability, Ending balance	4,851,760	356,554
Level 1 [Member]
Derivative liability, Beginning balance
780,850 of convertible debt prior to amendment
780,850 of convertible debt as amended
Conversions of convertible debt
Issuance of convertible debt and other derivatives
Reclassification of common share equivalents to derivative liabilities
Change in fair value
Derivative liability, Ending balance
Level 2 [Member]
Derivative liability, Beginning balance
780,850 of convertible debt prior to amendment
780,850 of convertible debt as amended
Conversions of convertible debt
Issuance of convertible debt and other derivatives
Reclassification of common share equivalents to derivative liabilities
Change in fair value
Derivative liability, Ending balance
Level 3 [Member]
Derivative liability, Beginning balance	356,554
780,850 of convertible debt prior to amendment	(330,694)
780,850 of convertible debt as amended	733,185
Conversions of convertible debt	(833,401)
Issuance of convertible debt and other derivatives	690,442
Reclassification of common share equivalents to derivative liabilities	9,194,736
Change in fair value	(4,959,062)
Derivative liability, Ending balance	$ 4,851,760	$ 356,554